FAIR VALUE MEASUREMENTS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Assets:
Marketable securities held in Trust Account	$ 207,014,497	$ 0
Transfers out of level 3 fair value hierarchy	0
U.S. Treasury Securities
Assets:
Marketable securities held in Trust Account	207,014,497
Level 1
Assets:
Marketable securities held in Trust Account	$ 207,014,497